Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [line items]
Contributions paid	$ 324	$ 301	$ 243